Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2019

F50-QTLY-0819
1.833437.113

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $3,894,714)	3,900,000	3,895,100
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Series All-Sector Equity Fund (b)	28,070,122	$281,543,323
Fidelity Series Blue Chip Growth Fund (b)	32,293,693	492,155,880
Fidelity Series Commodity Strategy Fund (b)	77,955,392	367,169,897
Fidelity Series Growth Company Fund (b)	57,338,971	993,684,363
Fidelity Series Intrinsic Opportunities Fund (b)	72,350,502	1,187,995,240
Fidelity Series Large Cap Stock Fund (b)	70,448,559	1,055,319,409
Fidelity Series Large Cap Value Index Fund (b)	23,376,508	301,323,193
Fidelity Series Opportunistic Insights Fund (b)	29,393,118	544,066,614
Fidelity Series Small Cap Discovery Fund (b)	12,758,271	141,361,639
Fidelity Series Small Cap Opportunities Fund (b)	31,599,904	440,502,664
Fidelity Series Stock Selector Large Cap Value Fund (b)	66,026,668	812,788,280
Fidelity Series Value Discovery Fund (b)	44,888,966	576,374,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,022,964,028)		7,194,284,821

International Equity Funds - 32.8%
Fidelity Series Canada Fund (b)	11,533,021	125,940,587
Fidelity Series Emerging Markets Fund (b)	13,143,284	126,306,961
Fidelity Series Emerging Markets Opportunities Fund (b)	59,408,755	1,134,113,135
Fidelity Series International Growth Fund (b)	71,886,497	1,170,312,172
Fidelity Series International Small Cap Fund (b)	16,210,513	263,096,625
Fidelity Series International Value Fund (b)	114,175,969	1,099,514,578
Fidelity Series Overseas Fund (b)	4,067,459	40,837,285
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,444,108,679)		3,960,121,343

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	7,722,524	75,140,154
Fidelity Series Floating Rate High Income Fund (b)	1,585,650	14,746,541
Fidelity Series High Income Fund (b)	9,449,487	89,959,120
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,590,650	35,942,402
Fidelity Series International Credit Fund (b)	513,912	5,236,760
Fidelity Series Investment Grade Bond Fund (b)	8,943,507	102,224,290
Fidelity Series Long-Term Treasury Bond Index Fund (b)	41,405,323	385,483,557
Fidelity Series Real Estate Income Fund (b)	4,951,791	54,915,361
TOTAL BOND FUNDS
(Cost $726,769,421)		763,648,185

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	26,281,139	26,286,395
Fidelity Series Government Money Market Fund 2.44% (b)(d)	131,343,061	131,343,061
Fidelity Series Short-Term Credit Fund (b)	2,105,586	21,161,141
TOTAL SHORT-TERM FUNDS
(Cost $178,555,613)		178,790,597
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,376,292,455)		12,100,740,046
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,170,754)
NET ASSETS - 100%		$12,094,569,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	370	Sept. 2019	$35,581,050	$6,826	$6,826
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Sept. 2019	263,350	9,663	9,663
TOTAL FUTURES CONTRACTS					$16,489

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,895,100.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$133,246
Total	$133,246

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$293,843,071	$6,691,440	$30,234,648	$--	$(6,489,910)	$17,733,370	$281,543,323
Fidelity Series Blue Chip Growth Fund	523,099,724	11,782,163	58,705,809	--	(140,368)	16,120,170	492,155,880
Fidelity Series Canada Fund	112,771,368	9,622,514	3,327,984	--	2,835	6,871,854	125,940,587
Fidelity Series Commodity Strategy Fund	294,705,502	87,122,792	10,197,825	--	(2,915,680)	(1,544,892)	367,169,897
Fidelity Series Emerging Markets Debt Fund	73,982,269	3,229,593	3,169,463	1,105,576	(89,522)	1,187,277	75,140,154
Fidelity Series Emerging Markets Fund	115,587,225	15,890,525	3,331,240	--	22,681	(1,862,230)	126,306,961
Fidelity Series Emerging Markets Opportunities Fund	1,080,449,482	50,349,296	29,957,146	--	(1,844,224)	35,115,727	1,134,113,135
Fidelity Series Floating Rate High Income Fund	14,706,825	673,972	679,171	218,828	(15,291)	60,206	14,746,541
Fidelity Series Government Money Market Fund 2.44%	85,102,014	55,894,523	9,653,476	578,831	--	--	131,343,061
Fidelity Series Growth Company Fund	1,054,638,147	23,845,521	109,204,504	--	367,831	24,037,368	993,684,363
Fidelity Series High Income Fund	125,628,953	3,441,685	40,380,901	1,437,873	(1,158,670)	2,428,053	89,959,120
Fidelity Series Inflation-Protected Bond Index Fund	34,435,748	1,722,869	1,020,344	35,693	7,838	796,291	35,942,402
Fidelity Series International Credit Fund	5,048,144	34,199	--	34,199	--	122,625	5,236,760
Fidelity Series International Growth Fund	1,105,776,441	27,450,395	41,640,483	--	(932,799)	79,658,618	1,170,312,172
Fidelity Series International Small Cap Fund	255,452,528	6,459,375	10,244,237	--	(484,986)	11,913,945	263,096,625
Fidelity Series International Value Fund	1,034,233,769	60,921,399	34,216,568	--	(1,464,960)	40,040,938	1,099,514,578
Fidelity Series Intrinsic Opportunities Fund	1,195,816,331	31,758,086	37,837,400	--	(3,447,047)	1,705,270	1,187,995,240
Fidelity Series Investment Grade Bond Fund	71,212,556	29,483,626	583,101	709,236	8,716	2,102,493	102,224,290
Fidelity Series Large Cap Stock Fund	1,059,859,617	33,171,778	61,653,931	7,069,390	(648,642)	24,590,587	1,055,319,409
Fidelity Series Large Cap Value Index Fund	298,797,673	7,675,818	16,691,289	--	276,015	11,264,976	301,323,193
Fidelity Series Long-Term Treasury Bond Index Fund	423,345,503	15,962,881	74,697,533	2,905,584	3,043,424	17,829,282	385,483,557
Fidelity Series Opportunistic Insights Fund	546,327,032	13,180,982	46,364,552	--	941,091	29,982,061	544,066,614
Fidelity Series Overseas Fund	--	40,699,978	--	--	--	137,307	40,837,285
Fidelity Series Real Estate Income Fund	53,957,596	2,200,668	2,128,068	774,725	(16,092)	901,257	54,915,361
Fidelity Series Short-Term Credit Fund	23,391,782	654,497	3,056,342	151,973	2,503	168,701	21,161,141
Fidelity Series Small Cap Discovery Fund	137,433,557	8,492,131	4,183,408	3,087,647	(154,927)	(225,714)	141,361,639
Fidelity Series Small Cap Opportunities Fund	432,416,223	11,238,719	18,430,719	--	(319,593)	15,598,034	440,502,664
Fidelity Series Stock Selector Large Cap Value Fund	810,324,088	19,901,263	52,077,652	--	372,837	34,267,744	812,788,280
Fidelity Series Value Discovery Fund	567,694,681	14,835,870	21,994,495	--	82,482	15,755,781	576,374,319
	$11,830,037,849	$594,388,558	$725,662,289	$18,109,555	$(14,994,458)	$386,757,099	$12,070,558,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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